Expense Example - Invesco MSCI Global Climate 500 ETF - Invesco MSCI Global Climate 500 ETF	Jun. 21, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32